Consolidated Statements of Income - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Consolidated Statements of Operations
Revenue	¥ 10,529,287	¥ 6,279,615	¥ 4,173,694
Operating revenue from reimbursed direct costs	26,949	25,311	18,874
Total revenue	10,556,236	6,304,926	4,192,568
Cost of revenue	5,746,069	3,140,080	2,314,348
Reimbursed direct costs	26,949	25,311	18,874
Selling, general and administrative expenses	4,853,497	2,864,113	2,497,339
Total operating expense	10,626,515	6,029,504	4,830,561
Operating income (loss)	(70,279)	275,422	(637,993)
Interest income	1,672	1,699	691
Interest expense	(54,793)	(28,177)	(30,867)
Loss on derivatives	(258,205)
Foreign currency exchange gains	161,680	200,438	120,246
Dividend income	11,250	9,000	6,750
Other-net	(20,075)	(85)	(8,030)
Income (loss) before income taxes	(228,750)	458,297	(549,203)
Income taxes (benefit)	183,125	238,094	(105,651)
Net income (loss)	(411,875)	220,203	(443,552)
Less: Net income attributable to noncontrolling interests	5,757	1,750	4,798
Net income (loss) attributable to FRONTEO, Inc. shareholders	¥ (417,632)	¥ 218,453	¥ (448,350)
Net income (loss) attributable to FRONTEO, Inc. shareholders per share:
Basic (in dollars per share)	¥ (11.7)	¥ 6.3	¥ (13.2)
Diluted (in dollars per share)	¥ (11.7)	¥ 6.1	¥ (13.2)